TRANSAMERICA RETIREMENT INCOME PLUS®

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated June 8, 2015

to the

Prospectus dated May 1, 2015

Effective on or about July 1, 2015, based on changes to the underlying fund portfolios, the following changes apply to the applicable subaccounts:
OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Aegon Tactical Vanguard ETF – Balanced	TA QS Investors Active Asset Allocation – Moderate	Transamerica Aegon Active Asset Allocation - Moderate VP	Transamerica QS Investors Active Asset Allocation – Moderate VP	Aegon USA Investment Management, LLC	QS Investors, LLC
TA Aegon Tactical Vanguard ETF – Conservative	TA QS Investors Active Asset Allocation – Conservative	Transamerica Aegon Active Asset Allocation – Conservative VP	Transamerica QS Investors Active Asset Allocation – Conservative VP	Aegon USA Investment Management, LLC	QS Investors, LLC
All references to the subaccount names, portfolio names and subadvisors in the prospectus are hereby amended as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Retirement Income Plus® dated May 1, 2015